Performance Management	Sep. 30, 2025
MFS International New Discovery Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

During the period(s) shown in the bar chart, the highest quarterly return was 19.39% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (25.10)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS International New Discovery Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World (ex-US) Index (net div) | Average Annual Return, Label [Optional Text]	MSCI All Country World (ex-US) Index (net div)
MSCI All Country World (ex-US) Index (net div) | Average Annual Return, Percent		32.39%	7.91%	8.41%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) | Average Annual Return, Label [Optional Text]	MSCI All Country World (ex-US) Small Mid Cap Index (net div)
MSCI All Country World (ex-US) Small Mid Cap Index (net div) | Average Annual Return, Percent		30.74%	6.80%	7.87%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		9.90%	1.17%	5.33%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		9.20%	0.13%	4.39%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.53%	0.89%	4.19%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		11.77%	1.28%	5.32%
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		14.77%	1.62%	5.32%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		16.90%	2.64%	6.22%
Class R1 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R1 | Average Annual Return, Percent		15.75%	1.61%	5.17%
Class R2 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R2 | Average Annual Return, Percent		16.34%	2.13%	5.69%
Class R3 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R3 | Average Annual Return, Percent		16.61%	2.37%	5.96%
Class R4 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R4 | Average Annual Return, Percent		16.89%	2.63%	6.22%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		17.05%	2.77%	6.36%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS International New Discovery Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(25.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Research Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

During the period(s) shown in the bar chart, the highest quarterly return was 19.35% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (18.34)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS Research Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Stock Index | Average Annual Return, Label [Optional Text]	Standard & Poor's 500 Stock Index
Standard & Poor's 500 Stock Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		6.34%	9.81%	12.24%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		2.83%	7.64%	10.26%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.25%	7.49%	9.66%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		8.22%	10.01%	12.24%
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		11.03%	10.29%	12.23%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		13.09%	11.39%	13.19%
Class R1 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R1 | Average Annual Return, Percent		11.98%	10.28%	12.06%
Class R2 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R2 | Average Annual Return, Percent		12.53%	10.84%	12.63%
Class R3 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R3 | Average Annual Return, Percent		12.82%	11.12%	12.91%
Class R4 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R4 | Average Annual Return, Percent		13.09%	11.39%	13.19%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		13.17%	11.46%	13.27%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Research Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.34%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Total Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of additional indices that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of additional indices that the adviser believes more closely reflects the market segments in which the fund invests.
Performance Additional Market Index [Text]	As of December 31, 2025, the MFS Total Return Blended Index (the Blended Index) consisted of the following indices and weightings: 60% Standard & Poor's 500 Stock Index and 40% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

During the period(s) shown in the bar chart, the highest quarterly return was 11.90% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (14.15)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS Total Return Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Stock Index | Average Annual Return, Label [Optional Text]	Standard & Poor's 500 Stock Index
Standard & Poor's 500 Stock Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
MFS Total Return Blended Index | Average Annual Return, Label [Optional Text]	MFS Total Return Blended Index
MFS Total Return Blended Index | Average Annual Return, Percent		13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		4.60%	5.03%	6.85%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		2.26%	3.09%	5.19%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.94%	3.58%	5.11%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		6.16%	5.18%	6.84%
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		9.22%	5.50%	6.84%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		11.26%	6.55%	7.75%
Class R1 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R1 | Average Annual Return, Percent		10.17%	5.50%	6.68%
Class R2 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R2 | Average Annual Return, Percent		10.75%	6.02%	7.21%
Class R3 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R3 | Average Annual Return, Percent		11.02%	6.29%	7.48%
Class R4 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R4 | Average Annual Return, Percent		11.29%	6.56%	7.75%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		11.40%	6.63%	7.83%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

As of December 31, 2025, the MFS Total Return Blended Index (the Blended Index) consisted of the following indices and weightings: 60% Standard & Poor's 500 Stock Index and 40% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Total Return Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(14.15%)
Lowest Quarterly Return, Date	Mar. 31, 2020